                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ x ]
File No. 33-53690

       Pre-Effective Amendment No.                                     [   ]

       Post-Effective Amendment No.   19                               [ x ]

                                     and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ x ]
File No. 811-7310


       Amendment No. 17                                                [ x ]



                                   ARK Funds
               (Exact Name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                                Oaks, PA  19456
                    (Address of Principal Executive Office)

                         Registrant's Telephone Number
                                 1-610-676-1000

                             Ms. Lynda J. Striegel

                          Vice President and Secretary
                                   ARK Funds
                            One Freedom Valley Drive
                                Oaks, PA  19456
                    (Name and Address of Agent for Service)

                                   Copies to:
                              Alan C. Porter, Esq.
                             Piper & Marbury L.L.P.
                           1200 Nineteenth St., N.W.
                             Washington, D.C. 20036

It is proposed that this filing will become effective:

( )    immediately upon filing pursuant to paragraph (b)


(x)    on July 27 pursuant to paragraph (b)



( )    60 days after filing pursuant to paragraph (a)(1)


( )    on (date) pursuant to paragraph (a)(2)
( )    75 days after filing pursuant to paragraph (a)(2)
( )    on (date) pursuant to paragraph (a)(2)
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                       Declaration Pursuant to Rule 24f-2

    The Registrant has previously elected to register an indefinite number of shares of beneficial interest of its U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Tax-Free Money Market Portfolio, Short-Term Treasury Portfolio, Short-Term Bond Portfolio, U.S. Government Bond Portfolio, Intermediate Fixed Income Portfolio, Income Portfolio, Maryland Tax-Free Portfolio, Pennsylvania Tax-Free Portfolio, Balanced Portfolio, Equity Income Portfolio, Equity Index Portfolio, Blue Chip Equity Portfolio, Mid-Cap Equity Portfolio, Value Equity Portfolio, Stock Portfolio, Capital Growth Portfolio, Small-Cap Equity Portfolio (formerly Special Equity Portfolio) and International Equity Selection Portfolio pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the Registrant's fiscal year ended April 30, 1998 will be filed on or before July 28, 1998.


                                  ARK FUNDS
                                 CONTENTS OF
                       POST-EFFECTIVE AMENDMENT NO. 19

     The contents of Post-Effective Amendment No. 18 to the Registration Statement are incorporated herein by reference.
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                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 19 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Baltimore, and State of Maryland, on the 20th day of July, 1998.


         ARK FUNDS

                                           By:  /s/ David D. Downes
                                                --------------------------
                                                    David D. Downes
                                                    President



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                       *                          President (principal executive officer) and Trustee
-----------------------------------------
David D. Downes

 /s/ James F. Volk                                Treasurer, Controller and Chief Financial Officer
-----------------------------------------         (principal financial and accounting officer)
James F. Volk

                      *                           Trustee
-----------------------------------------
William H. Cowie, Jr.

                      *                           Trustee
-----------------------------------------
Charlotte Kerr

                      *                           Trustee
-----------------------------------------
George K. Reynolds, III

                      *                           Trustee
-----------------------------------------
Thomas Schweizer



         * By:   /s/ Alan C. Porter                       July 20, 1998
                --------------------------------
                 Alan C. Porter
                 Attorney-in-Fact


An original power-of-attorney authorizing Alan C. Porter to execute amendments to this Registration Statement for each trustee of the Registrant on whose behalf this amendment to the Registration Statement is filed has been executed and filed with the Securities and Exchange Commission.